Organization and Business Operations - Financing (Details) - Flying Eagle Acquisition Corp [Member] - USD ($)			9 Months Ended
	Mar. 10, 2020	Jan. 24, 2020	Sep. 30, 2020	Mar. 31, 2020	Mar. 05, 2020
Significant Accounting Policies
Proceeds from issuance of shares			$ 690,000,000
Proceeds from sale of private placement warrants			$ 15,050,000
Price per share		$ 12.00			$ 12.00
Number of warrants to purchase shares issued			10,033,333	10,033,333
Exercise price of warrants		$ 1.50	$ 1.50
Principal deposited in Trust Account		$ 600,000,000	$ 690,000,000
Public Offering
Significant Accounting Policies
Proceeds from issuance of shares	$ 690,000,000	$ 600,000,000
Number of shares issued			69,000,000
Price per share	$ 10.00
Private Placement
Significant Accounting Policies
Number of warrants to purchase shares issued			10,033,333
Exercise price of warrants			$ 1.50
Principal deposited in Trust Account			$ 690,000,000
Over-allotment
Significant Accounting Policies
Number of shares issued			9,000,000